SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of calculation of basic and diluted net income (loss) per common share

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the nine months ended September 30, 2021 and 2020 (unaudited), and the years ended December 31, 2020 and 2019 (in thousands, except share and per share data).

	Nine Months Ended September 30,		Years Ended December 31,
	2021	2020	2020	2019

	(unaudited)
Numerator:
Net loss	$(47,825)	$(14,988)	$(21,531)	$(15,310)
Net loss attributable to ordinary shareholders	$(47,825)	$(14,988)	$(21,531)	$(15,310)
Denominator:
Weighted-average ordinary shares outstanding	47,677,440	46,603,282	46,743,539	45,800,696
Net loss per share attributable to common stockholders, basic and diluted	$(1.00)	$(0.32)	$(0.46)	$(0.33)

Northern Genesis Acquisition Corp II [Member]
Schedule of class A common stock reflected in the condensed consolidated balance sheets

At September 30, 2021 and December 31, 2020, the Class A common stock reflected in the condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$414,000,000
Less:
Proceeds allocated to Public Warrants	$(20,286,000)
Class A common stock issuance costs	$(22,073,126)
Plus:
Accretion of carrying value to redemption value	$42,359,126

Class A common stock subject to possible redemption	$414,000,000

Schedule of calculation of basic and diluted net income (loss) per common share	The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):